CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 103,005,129	$ 51,122,254	$ 42,419,028
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,500,832	2,737,723	2,173,278
Stock-based compensation expenses	1,740,861	2,646,699	3,302,750
Deferred tax expense/(benefit)	2,212,472	10,594,874	(6,100,697)
Share of earnings in an equity interest	0	(226,579)	(4,402,098)
Remeasurement gain on pre-existing interest in an equity investee at acquisition-date fair value	0	(2,352,607)	0
Exchange gains	(56,725)	(201,592)	(79,638)
Changes in fair value of warrant liabilities	0	(841,560)	(169,736)
Changes in operating assets and liabilities:
Accounts receivable	(16,690,757)	5,860,928	(3,889,516)
Real estate property development completed	(4,033,497)	(4,095,668)	(3,609,037)
Real estate property under development	(16,555,831)	(122,656,772)	74,774,869
Advances to suppliers	9,238,112	(1,566,490)	(18,973,772)
Other receivables	(6,396,548)	4,295,664	11,949,517
Other deposits and prepayments	(22,520,849)	(8,492,221)	3,438,620
Other current assets	(348,252)	25,810,028	(685,046)
Other assets	1,356,305	109,076	1,052,211
Accounts payable	75,620,252	49,438,402	7,996,345
Customer deposits	44,438,747	11,346,685	(3,411,241)
Income tax payable	27,452,502	23,985,448	5,312,554
Other payables and accrued liabilities	9,658,015	4,550,058	12,833,400
Payroll and welfare payable	2,191,773	86,338	2,102,631
Amount due from employees	32,525	34,946	(48,488)
Accrued interest	(17,333)	(763,464)	(1,479,948)
Net cash provided by operating activities	212,827,733	51,422,170	124,505,986
CASH FLOWS FROM INVESTING ACTIVITIES:
Disposal of properties held for lease or property and equipment	0	144,955	(182,407)
Purchase of property and equipment	(1,164,086)	(981,194)	(353,113)
Acquisition of subsidiary, net of cash acquired	0	9,268,548	0
Net cash (used in)/provided by investing activities	(1,164,086)	8,432,309	(535,520)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common shares	22	15,188	399,110
Purchase of treasury shares	(7,958,841)	0	0
Dividends to shareholders	(7,661,057)	0	0
(Increase) / decrease of restricted cash	(79,841,815)	(39,926,219)	17,757,959
Repayments of short-term bank loans	(120,855,849)	(171,785,111)	(182,082,837)
Proceeds from short-term bank loans	106,619,872	147,455,302	67,196,093
Repayment of long-term bank loans	(78,930,059)	(59,573,808)	(45,279,898)
Proceeds from long-term bank loans	69,953,700	178,251,735	33,666,632
Proceeds from other long-term debt	0	10,000,000	0
Repayment of other debt	0	(75,000,000)	0
Repayment from related parties	0	359,685	6,380,871
Net cash (used in) financing activities	(118,674,027)	(10,203,228)	(101,962,070)
NET INCREASE IN CASH AND CASH EQUIVALENTS	92,989,620	49,651,251	22,008,396
Effect of exchange rate changes on cash and cash equivalents	12,902,664	5,874,430	133,074
Cash and cash equivalents, at beginning of period	213,325,871	157,800,190	135,658,720
CASH AND CASH EQUIVALENTS, AT END OF PERIOD	319,218,155	213,325,871	157,800,190
SUPPLEMENTARY INFORMATION ON CASH FLOWS
Incomes taxes paid	28,193,682	20,155,434	15,249,936
Total interest paid	19,796,606	24,563,386	20,982,330
SUPPLEMENTARY INFORMATION OF NON-CASH INVESTING ACTIVITES
Transfer of real estate held for lease to real estate property development completed	0	0	796,518
Non-cash repayment of other debt	$ 0	$ 30,000,000	$ 0